Financial risk management activities Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Disclosure of detailed information about financial instruments [abstract]
Carrying amount	$ 2,055	$ 2,050	$ 2,051
Fair value	$ 2,149	$ 2,084	$ 2,101